MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST
                                                          Two World Trade Center
LETTER TO THE SHAREHOLDERS April 30, 2001               New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended April 30, 2001, the U.S. economy began to show signs of a slowdown as retail sales flattened, capital spending stalled and unemployment edged upward. The stock market became more volatile and the value of many equities declined. Earlier fears about inflation were replaced with concerns over weakening asset prices. The change in market psychology was reinforced last December when comments by Federal Reserve Board Chairman Alan Greenspan indicated that the central bank was ready to switch to a bias toward easing rates if the economy continued to show weakness. These comments sparked a strong year-end rally in the fixed-income markets that lowered interest rates across the yield curve. Between January and April 2001, the Fed followed through by lowering the federal funds rate in four 50-basis-point moves from 6.50 to
4.50 percent. Subsequent to the end of the reporting period, on May 15, 2001, the Federal Reserve lowered rates an additional 50 basis points.

MUNICIPAL MARKET CONDITIONS

The yield of the long-term insured municipal bond index stabilized near 5.25 percent during the first three months of 2001. This level was nearly 75 basis points lower than a year ago. However, yields rose in April when economic data proved more favorable than expected. The index closed the month at a yield of
5.45 percent. As the Federal Reserve began to ease monetary policy, the yield pickup for extending tax-exempt maturities from one to 30 years jumped from 150 to 240 basis points. The California electric crisis has adversely affected California municipal bond yields. Whereas yields on California bonds were substantially lower than national levels six months ago, they were at or above national levels by the end of April.

Historically, the ratios of municipal yields as a percentage of Treasury yields have been used to track the relationship between the two markets. The ratio of 30-year insured municipals to Treasuries declined slightly, to

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST
LETTER TO THE SHAREHOLDERS April 30, 2001, continued


95 percent, during the first half of the fiscal year. Over the past three years this ratio has ranged between 86 and 100 percent.

Lower interest rates have led to a resurgence in new-issue supply. During the first four months of 2001, new-issue volume increased 36 percent, to $77 million. For all of calendar year 2000, total new-issue volume was $200 billion.

                        30-YEAR BOND YIELDS 1995 - 2001

           Insured                       U.S.                    Insured Municipal Yields/
       Municipal Yields            Treasury Yields              U.S. Treasury Yields (Ratio)
1995        6.40%                        7.70%                              83.12%
            6.15                         7.44                               82.66
            6.15                         7.43                               82.77
            6.20                         7.34                               84.47
            5.80                         6.66                               87.09
            6.10                         6.62                               92.15
            6.10                         6.86                               88.92
            6.00                         6.66                               90.09
            5.95                         6.48                               91.82
            5.75                         6.33                               90.84
            5.50                         6.14                               89.58
            5.35                         5.94                               90.07
1996        5.40                         6.03                               89.55
            5.60                         6.46                               86.69
            5.85                         6.66                               87.84
            5.95                         6.89                               86.36
            6.05                         6.99                               86.55
            5.90                         6.89                               85.63
            5.85                         6.97                               83.93
            5.90                         7.11                               82.98
            5.70                         6.93                               82.25
            5.65                         6.64                               85.09
            5.50                         6.35                               86.61
            5.60                         6.63                               84.46
1997        5.70                         6.79                               83.95
            5.65                         6.80                               83.09
            5.90                         7.10                               83.10
            5.75                         6.94                               82.85
            5.65                         6.91                               81.77
            5.60                         6.78                               82.60
            5.30                         6.30                               84.13
            5.50                         6.61                               83.21
            5.40                         6.40                               84.38
            5.35                         6.15                               86.99
            5.30                         6.05                               87.60
            5.15                         5.92                               86.99
1998        5.15                         5.80                               88.79
            5.20                         5.92                               87.84
            5.25                         5.93                               88.53
            5.35                         5.95                               89.92
            5.20                         5.80                               89.66
            5.20                         5.65                               92.04
            5.18                         5.71                               90.72
            5.03                         5.27                               95.45
            4.95                         5.00                               99.00
            5.05                         5.16                               97.87
            5.00                         5.06                               98.81
            5.05                         5.10                               99.02
1999        5.00                         5.09                               98.23
            5.10                         5.58                               91.40
            5.15                         5.63                               91.47
            5.20                         5.66                               91.87
            5.30                         5.83                               90.91
            5.47                         5.96                               91.78
            5.55                         6.10                               90.98
            5.75                         6.06                               94.88
            5.85                         6.05                               96.69
            6.03                         6.16                               97.89
            6.00                         6.29                               95.39
            5.97                         6.48                               92.13
2000        6.18                         6.49                               95.22
            6.04                         6.14                               98.37
            5.82                         5.83                               99.83
            5.91                         5.96                               99.16
            5.91                         6.01                               98.34
            5.84                         5.90                               98.98
            5.73                         5.78                               99.13
            5.62                         5.67                               99.12
            5.74                         5.89                               97.45
            5.65                         5.79                               97.58
            5.55                         5.61                               98.93
            5.27                         5.46                               96.52
2001        5.30                         5.50                               96.36
            5.27                         5.31                               99.25
            5.26                         5.44                               96.69
            5.45                         5.79                               94.13

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

During the six-month period ended April 30, 2001, the net asset value (NAV) of Morgan Stanley Dean Witter Quality Municipal Investment Trust (IQT) increased from $14.64 to $14.73 per share. Based on this change, plus a reinvestment of tax-free dividends totaling $0.47 per share and capital gains distribution of $0.01 per share, the Trust's total NAV return was 4.00 percent. IQT's value on the New York Stock Exchange (NYSE) increased from $13.6875 to $14.54 per share during this period. Based on this change plus reinvestment of distributions, IQT's total market return was 9.81 percent. As of April 30, 2001, IQT's share price was at a 1.29 percent discount to its NAV.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST
LETTER TO THE SHAREHOLDERS April 30, 2001, continued


Monthly dividends for the second quarter of 2001, declared in March were unchanged at $0.0775 per share. The Trust's level of undistributed net investment income was $0.147 per share on April 30, 2001, versus $0.147 per share six months earlier.

PORTFOLIO STRUCTURE

The Trust's net assets of $353 million were diversified among 15 long-term sectors and 64 credits. At the end of April, the portfolio's average maturity was 20 years. Average duration, a measure of sensitivity to interest-rate changes, was 5 years. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional redemption provisions are also shown by year of the call and their respective cost (book) yields.

THE IMPACT OF LEVERAGING

As discussed in previous shareholder reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding Auction Rate Preferred shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the six month period, ARPS leverage contributed approximately $0.05 per share to common share earnings. The Trust's two ARPS series totaling $105 million represented 30 percent of net assets. The yields on the Trust's weekly ARPS series ranged between 2.92 and 5.05 percent. The yield on the series with an annual auction maturing in September 2001 was 4.32 percent. In comparison, the yield on 1-year municipal notes has fallen from 4.19 percent in October 2000 to 3.08 percent at the end of April.

LOOKING AHEAD

The slower pace of economic growth and the Federal Reserve Board's shift to an easing bias in its monetary policy should create a favorable backdrop for fixed-income investments. In this environment,

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST
LETTER TO THE SHAREHOLDERS April 30, 2001, continued


tax-free income and relative attractiveness versus Treasuries continue to offer good long-term value to municipal investors.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions.

We appreciate your ongoing support of Morgan Stanley Dean Witter Quality Municipal Investment Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST
LETTER TO THE SHAREHOLDERS April 30, 2001, continued


[LARGEST SECTORS BAR GRAPH]

                    WATER &           GENERAL                                                            RESOURCE
MORTGAGE             SEWER          OBLIGATION         IDR/PCR*       TRANSPORTATION       REFUNDED      RECOVERY
--------            -------         ----------         --------       --------------       --------      --------
19%                  13.00%            12.00%            9.00%             9.00%             7.00%        6.00

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE.
  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.





[CREDIT RATINGS PIE CHART]

Aaa OR AAA                                    Aa OR AA                A OR A               Baa OR BBB                 NR
----------                                    --------                ------               ----------                 --
55%                                              25%                    10%                    7%                     3%

AS MEASURED BY MOODY'D INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

                            DISTRIBUTION BY MATURITY
                               (% of NET ASSETS)

WEIGHTED AVERAGE
MATURITY: 20 YEARS

[DISTRIBUTION BY MATURITY BAR GRAPH]

Under 1 Year                                                                      1.6%
1-5 Years                                                                         0.00
5-10 Years                                                                        2.30
10-20 Years                                                                      42.90
20-30 Years                                                                      44.50
30+ Years                                                                         7.00

Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST
LETTER TO THE SHAREHOLDERS April 30, 2001, continued

                             [COST YIELD BAR GRAPH]

                                                                       BONDS CALLABLE                  COST (BOOK) YIELD *
                                                                       --------------                  -------------------
2001                                                                         40%                               7.3%
2002                                                                          2%                                 7%
2003                                                                          6%                               6.8%
2004                                                                          1%                               5.3%
2005                                                                         10%                               6.1%
2006                                                                          1%                               5.1%
2007                                                                          3%                               6.1%
2008                                                                          8%                               5.3%
2009                                                                         11%                               5.7%
2010                                                                         13%                               5.5%
2011+                                                                         5%                               5.7%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE TRUST OPERATING EXPENSES. FOR EXAMPLE, THE TRUST IS EARNING A BOOK YIELD OF 7.3% ON 40% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2001.

   PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE        VALUE
----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (96.7%)
            General Obligation (11.7%)
$  5,000    North Slope Borough, Alaska, Ser 2000 B (MBIA)..............   0.00%   06/30/09   $  3,367,250
   4,000    Florida Board of Education, Capital Outlay Refg 1998 Ser
             D..........................................................   4.50    06/01/24      3,432,720
  10,000    Chicago School Reform Board, Illinois, Dedicated Tax Ser
             1997 (Ambac)...............................................   5.75    12/01/27     10,248,500
  10,000    Massachusetts, Ser 2000 C...................................   5.75    10/01/15     10,611,500
   5,000    North Carolina, Public School Building Ser 1999.............   4.60    04/01/17      4,644,900
   1,700    Oregon, Veterans' Welfare Ser 75............................   6.00    04/01/27      1,777,010
   5,000    Aldine Independent School District, Texas, Bldg & Refg Ser
             2001 (PSF).................................................   5.00    02/15/26      4,649,400
   2,500    Mission Consolidated Independent School District, Texas,
             Building Ser 2000 (PSF)....................................   5.50    02/15/25      2,486,650
--------                                                                                      ------------
  43,200                                                                                        41,217,930
--------                                                                                      ------------

            Educational Facilities Revenue (3.0%)
   3,480    Indiana University, Student Fee Ser K (MBIA)................   5.875   08/01/20      3,588,715
   2,200    University of North Carolina, Pool Ser 1998 B (MBIA)........   4.50    10/01/18      1,971,530
   5,000    Texas State University, Board of Regents, Ser 2000..........   5.50    03/15/20      5,024,050
--------                                                                                      ------------
  10,680                                                                                        10,584,295
--------                                                                                      ------------

            Electric Revenue (4.5%)
   5,000    Long Island Power Authority, New York, Ser 2000 A (FSA).....   0.00    06/01/16      2,291,250
   3,190    North Carolina Municipal Power Agency #1, Catawba Ser
             1992.......................................................   6.25    01/01/17      3,221,836
   5,000    South Carolina Public Service Authority, 1997 Refg Ser A
             (MBIA).....................................................   5.00    01/01/29      4,680,050
   4,965    San Antonio, Texas, Electric & Gas Refg Ser 1994-A..........   5.00    02/01/14      4,927,663
   1,000    Intermountain Power Agency, Utah, Refg 1996 Ser D (Secondary
             FSA).......................................................   5.00    07/01/21        946,440
--------                                                                                      ------------
  19,155                                                                                        16,067,239
--------                                                                                      ------------

            Hospital Revenue (5.3%)
   5,000    Massachusetts Health & Educational Facilities Authority, St
             Elizabeth's Hospital of Boston Ser D (FSA).................  9.27++   08/15/21      5,268,750
   3,000    Missouri Health & Educational Facilities Authority, SSM
             Healthcare Ser 1998 A (MBIA)...............................   5.00    06/01/22      2,853,510
   5,000    New Jersey Health Care Authority, St Barnabas Medical Center
             Ser 1998 B (MBIA)..........................................   4.75    07/01/28      4,589,250
   3,750    New York State Dormitory Authority, Long Island Jewish
             Medical Center Ser 1998 (MBIA).............................   5.00    07/01/18      3,623,925
   2,180    Charlotte-Mecklenburg Hospital Authority, North Carolina,
             Ser 1992...................................................   6.25    01/01/20      2,226,914
--------                                                                                      ------------
  18,930                                                                                        18,562,349
--------                                                                                      ------------

            Industrial Development/Pollution Control Revenue (8.6%)
   9,000    Hawaii Department Budget & Finance, Citizens Utilities Co
             1991 Ser A & B (AMT).......................................   6.66    11/01/21      8,427,600

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE        VALUE
----------------------------------------------------------------------------------------------------------
            Chicago, Illinois,
$  5,000     Chicago-O'Hare Int'l Airport/Lufthansa German Airlines Inc
             Ser 1990 (AMT).............................................   7.125%  05/01/18   $  5,109,950
   2,000     Peoples Gas Light & Coke Co Refg 1995 Ser A................   6.10    06/01/25      2,068,120
   2,000    New York State Energy Research & Development Authority,
             Brooklyn Union Gas Co 1991 Ser A & B (AMT) (MBIA)..........  10.081++ 07/01/26      2,327,500
  12,000    Richland County, South Carolina, Union Camp Corp Ser 1991 B
             (AMT)......................................................   7.125   09/01/21     12,319,080
--------                                                                                      ------------
  30,000                                                                                        30,252,250
--------                                                                                      ------------

            Mortgage Revenue - Multi-Family (7.3%)
  10,000    Illinois Housing Development Authority, 1991 Ser A..........   8.25    07/01/16     10,248,700
  15,000    New Jersey Housing & Mortgage Finance Agency, Presidential
             Plaza at Newport - FHA Insured Mtgs Refg 1991 Ser 1........   7.00    05/01/30     15,456,450
--------                                                                                      ------------
  25,000                                                                                        25,705,150
--------                                                                                      ------------

            Mortgage Revenue - Single Family (12.1%)
   3,365    California Housing Finance Agency, Home 1991 Ser G (AMT)....   7.05    08/01/27      3,436,573
            Colorado Housing & Finance Authority,
   1,550     2000 Ser D-2 Refg 1991 (AMT)...............................   6.90    04/01/29      1,723,166
   5,360     Refg 1991 Ser A............................................   7.25    11/01/31      5,492,446
  10,000    Connecticut Housing Finance Authority, Housing Mortgage 2000
             Ser B-2 (AMT)..............................................   5.85    05/15/31     10,133,700
   1,420    District of Columbia Housing Finance Agency, GNMA
             Collateralized Ser 1990 B (AMT)............................   7.10    12/01/24      1,457,105
   4,635    Maine Housing Authority, Purchase 1988 Ser D-6 (AMT)........   7.25    11/15/19      4,740,029
     860    Michigan Housing Development Authority, 1991 Ser B..........   6.95    12/01/20        887,537
   2,600    Nebraska Investment Finance Authority, GNMA-Backed 1990 Ser
             A & B (AMT)................................................  10.116++ 09/15/23      2,723,500
   2,615    New Hampshire Housing Finance Authority, Residential 1991
             Ser D (AMT)................................................   7.25    07/01/15      2,714,501
   1,600    Ohio Housing Finance Agency, GNMA-Backed Ser A 1&2 (AMT)....  9.872++  03/24/31      1,672,000
   3,185    Tennessee Housing Development Agency, Homeownership Issue T
             (AMT)......................................................   7.375   07/01/23      3,234,113
   3,820    Virginia Housing Development Authority, 1992 Ser A..........   7.15    01/01/33      3,925,967
     520    Wyoming Community Development Authority, Federally
             Insured/Gtd Loans 1988 Ser G (AMT).........................   7.25    06/01/21        537,727
--------                                                                                      ------------
  41,530                                                                                        42,678,364
--------                                                                                      ------------

            Nursing & Health Related Facilities Revenue (0.3%)
     940    New York State Medical Care Facilities Finance Agency,         7.30    02/15/21        969,149
--------     Mental Health 1991 Ser C...................................
                                                                                              ------------

            Recreational Facilities Revenue (1.2%)
   4,000    Houston, Texas, Sr Lien Hotel Occupancy Tax Refg Ser 1995
             (FSA)......................................................   5.50    07/01/15      4,287,480
--------                                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE        VALUE
----------------------------------------------------------------------------------------------------------
            Resource Recovery Revenue (5.7%)
$  5,000    Northeast Maryland Waste Disposal Authority, Montgomery
             County Ser 1993 A (AMT)....................................   6.30%   07/01/16   $  5,162,550
   4,610    Detroit Economic Development Corporation, Michigan, Ser 1991
             A (AMT) (FSA)..............................................   6.875   05/01/09      4,709,438
  10,000    Montgomery County Industrial Development Authority,
             Pennsylvania, Ser 1989.....................................   7.50    01/01/12     10,196,400
--------                                                                                      ------------
  19,610                                                                                        20,068,388
--------                                                                                      ------------

            Student Loan Revenue (2.1%)
   6,500    Pennsylvania Higher Education Assistance Agency, 1991 Ser A
--------     & B (AMT) (Ambac).......................................... 9.693++  09/03/26      7,377,500
                                                                                              ------------

            Transportation Facilities Revenue (8.6%)
  10,000    Hillsborough County Port District, Florida, Tampa Port
             Authority Spl & Refg Ser 1995 (AMT) (FSA)..................   6.00    06/01/20     10,391,100
   2,000    Lee County, Florida, Ser 1995 (MBIA)........................   5.75    10/01/22      2,057,100
   7,000    Hawaii, Airports Second Ser of 1991 (AMT)...................   6.90    07/01/12      8,011,080
   5,000    Massachusetts Bay Transportation Authority, Assessment 2000
             Ser A......................................................   5.25    07/01/30      4,865,050
   5,000    Houston, Texas, Airport Sub Lien Ser 1991 A (AMT) (FGIC)....   6.75    07/01/21      5,122,600
--------                                                                                      ------------
  29,000                                                                                        30,446,930
--------                                                                                      ------------

            Water & Sewer Revenue (12.6%)
   2,000    Birmingham, Alabama, Water & Sewer Ser 1998 A...............   4.75    01/01/21      1,804,900
   5,470    California Department Water Resources, Central Valley Ser
             U..........................................................   5.00    12/01/29      5,114,450
   5,000    Louisville & Jefferson County Metropolitan Sewer District,
             Kentucky, Ser 1999 A (FGIC)................................   5.75    05/15/33      5,159,400
   1,585    Massachusetts Water Resources Authority, 2000 Ser A
             (FGIC).....................................................   6.00    08/01/13      1,749,602
   5,000    New York City Water Finance Authority, New York 1998 Ser D
             (MBIA).....................................................   4.75    06/15/25      4,540,500
   7,500    Portland, Oregon Sewer 2000 Ser A (FGIC)....................   5.75    08/01/19      7,793,700
   7,000    Charleston, South Carolina, Refg Cap Impr Ser 1998 (FGIC)...   4.50    01/01/24      6,045,900
  10,000    Houston, Texas, Water & Sewer Jr Lien Refg Ser 2000 B
             (FGIC).....................................................   5.25    12/01/30      9,594,000
   3,000    Loudoun County Sanitation Authority, Virginia, Ser 1998
             (MBIA).....................................................   4.75    01/01/30      2,671,500
--------                                                                                      ------------
  46,555                                                                                        44,473,952
--------                                                                                      ------------

            Other Revenue (7.2%)
  10,000    New York Local Government Assistance Corporation, Ser 1995
             A..........................................................   6.00    04/01/24     10,413,000
  15,000    Emmaus General Authority, Pennsylvania, Local Government Ser
             1988 H (FGIC)..............................................   7.00    05/15/18     15,169,950
--------                                                                                      ------------
  25,000                                                                                        25,582,950
--------                                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE        VALUE
----------------------------------------------------------------------------------------------------------
            Refunded (6.5%)
$ 10,000    Wichita, Kansas, CSJ Health System of Wichita Inc Ser 1991
             (ETM)......................................................   7.00%   11/15/18   $ 10,400,500
   9,000    Lorain County, Ohio, Humility of Mary Health Care Corp Ser
             1991 B (ETM)...............................................   7.20    12/15/11      9,396,990
   3,000    Salt Lake City, Utah, IHC Hospitals Inc Refg Ser 1991
             (Ambac) (ETM)..............................................   9.52++  05/15/20      3,123,750
--------                                                                                      ------------
  22,000                                                                                        22,921,240
--------                                                                                      ------------
 342,100    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $331,394,937)...........................    341,195,166
--------                                                                                      ------------

            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.6%)
   1,600    Hapeville Development Authority, Georgia, Hapeville Hotel
             Ltd Ser 1995 (Demand 05/01/01).............................   4.30*   11/01/15      1,600,000
   4,200    Harris County Health Facilities Development Corporation,
--------     Texas, Methodist Hospital Ser 1994 (Demand 05/01/01).......   4.35*   12/01/25      4,200,000
                                                                                              ------------

   5,800    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $5,800,000)............      5,800,000
--------                                                                                      ------------

$347,900    TOTAL INVESTMENTS (Cost $337,194,937) (a) ...........................     98.3%    346,995,166
========

            OTHER ASSETS IN EXCESS OF LIABILITIES..................................    1.7       6,056,454
                                                                                      ----    ------------

            NET ASSETS............................................................   100.0%   $353,051,620
                                                                                     =====    ============

---------------------

 AMT   Alternative Minimum Tax.
 ETM   Escrowed to maturity.
 ++    Current coupon rate for residual interest bonds. This rate resets periodically as the auction rate on the related
       short-term security changes.
  *    Current coupon of variable rate demand obligation.
 (a)   The aggregate cost for federal income tax purposes
       approximates the aggregate cost for book purposes. The
       aggregate gross unrealized appreciation is $12,104,706 and the aggregate gross unrealized depreciation is $2,304,477, resulting in net unrealized appreciation of $9,800,229.

                          Bond Insurance:
-------------------------------------------------------------------
Ambac  Ambac Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.
 PSF   Texas Permanent School Fund Guarantee Program.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued


                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama.....................     0.5%
Alaska......................     1.0
California..................     2.4
Colorado....................     2.0
Connecticut.................     2.9
District of Columbia........     0.4
Florida.....................     4.5
Georgia.....................     0.5
Hawaii......................     4.7
Illinois....................     7.8
Indiana.....................     1.0
Kansas......................     2.9
Kentucky....................     1.4
Maine.......................     1.3
Maryland....................     1.5
Massachusetts...............     6.4
Michigan....................     1.6
Missouri....................     0.8
Nebraska....................     0.8
New Hampshire...............     0.8
New Jersey..................     5.7
New York....................     6.8
North Carolina..............     3.4
Ohio........................     3.1
Oregon......................     2.7
Pennsylvania................     9.3
South Carolina..............     6.5
Tennessee...................     0.9
Texas.......................    11.4
Utah........................     1.2
Virginia....................     1.9
Wyoming.....................     0.2
                                ----
Total.......................    98.3%
                                ====

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (unaudited)
ASSETS:
Investments in securities, at value
 (cost $337,194,937)........................................  $346,995,166
Cash........................................................        34,591
Receivable for:
    Interest................................................     6,168,924
    Investments sold........................................        92,610
Prepaid expenses............................................        67,639
                                                              ------------

    TOTAL ASSETS............................................   353,358,930
                                                              ------------

LIABILITIES:
Payable for:
    Dividends to preferred shareholders.....................       126,000
    Investment management fee...............................       106,033
Accrued expenses............................................        75,277
                                                              ------------

    TOTAL LIABILITIES.......................................       307,310
                                                              ------------

    NET ASSETS..............................................  $353,051,620
                                                              ============

COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest (1,000,000 shares
 authorized of non-participating $.01 par value, 2,100
 shares outstanding)........................................  $105,000,000
                                                              ------------
Common shares of beneficial interest (unlimited shares
 authorized of $.01 par value, 16,844,513 shares
 outstanding)...............................................   235,218,613
Net unrealized appreciation.................................     9,800,229
Accumulated undistributed net investment income.............     2,482,686
Accumulated undistributed net realized gain.................       550,092
                                                              ------------

    NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS............   248,051,620
                                                              ------------

    TOTAL NET ASSETS........................................  $353,051,620
                                                              ============

NET ASSET VALUE PER COMMON SHARE
 ($248,051,620 divided by 16,844,513 common shares
 outstanding)...............................................        $14.73
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

STATEMENT OF OPERATIONS
For the six months ended April 30, 2001 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $10,783,021
                                                              -----------

EXPENSES
Investment management fee...................................      620,450
Auction commission fees.....................................      152,842
Professional fees...........................................       35,516
Transfer agent fees and expenses............................       31,806
Shareholder reports and notices.............................       18,827
Registration fees...........................................       13,013
Auction agent fees..........................................        8,653
Trustees' fees and expenses.................................        8,268
Custodian fees..............................................        8,107
Other.......................................................       10,918
                                                              -----------

    TOTAL EXPENSES..........................................      908,400

Less: expense offset........................................       (8,091)
                                                              -----------

    NET EXPENSES............................................      900,309
                                                              -----------

    NET INVESTMENT INCOME...................................    9,882,712
                                                              -----------

NET REALIZED AND UNREALIZED GAIN:...........................
Net realized gain...........................................      550,106
Net change in unrealized appreciation.......................    1,162,638
                                                              -----------

    NET GAIN................................................    1,712,744
                                                              -----------

NET INCREASE................................................  $11,595,456
                                                              ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX
                                                       MONTHS ENDED    FOR THE YEAR
                                                        APRIL 30,         ENDED
                                                           2001       OCTOBER 31, 2000
--------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................  $ 9,882,712      $ 20,208,777
Net realized gain....................................      550,106           730,570
Net change in unrealized appreciation................    1,162,638         3,145,492
                                                       ------------     ------------

    NET INCREASE.....................................   11,595,456        24,084,839
                                                       ------------     ------------

Dividends to preferred shareholders from net
 investment income...................................   (2,076,306)       (4,289,019)
                                                       ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS
FROM:
Net investment income................................   (7,841,525)      (15,929,765)
Net realized gain....................................     (237,896)         --
                                                       ------------     ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS................   (8,079,421)      (15,929,765)
                                                       ------------     ------------

Decrease from transactions in common shares of
 beneficial interest.................................     (776,881)      (10,110,685)
                                                       ------------     ------------

    NET INCREASE (DECREASE)..........................      662,848        (6,244,630)
NET ASSETS:
Beginning of period..................................  352,388,772       358,633,402
                                                       ------------     ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $2,482,686 and $2,517,805, respectively).........  $353,051,620     $352,388,772
                                                       ============     ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Quality Municipal Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on July 2, 1991 and commenced operations on September 27, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued


investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. ("the Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2001 aggregated $9,334,000 and $12,714,201, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,527. At April 30, 2001, the Trust had an accrued pension liability of $43,862 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued


4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series A and Series B Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption. Dividends, which are cumulative, are reset through auction procedures.

                  AMOUNT IN             RESET         RANGE OF
SERIES  SHARES*   THOUSANDS*   RATE*     DATE     DIVIDEND RATES**
------  -------   ----------   -----   --------   ----------------
A        1,400     $70,000     3.80%   05/02/01      2.92% - 5.05%
B          700      35,000     4.32    09/07/01              4.32

---------------------
 *   As of April 30, 2001.
 **  For the six months ended April 30, 2001.

Subsequent to April 30, 2001 and up through June 8, 2001 the Trust paid dividends to Series A and B at rates ranging from 3.00% to 4.32% in the aggregate amount of $391,818.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued


5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                                        EXCESS OF
                                                                SHARES     PAR VALUE    PAR VALUE
                                                              ----------   ---------   ------------
Balance, October 31, 1999...................................  17,676,713   $176,767    $245,929,412
Treasury shares purchased and retired (weighted average
 discount 8.95%)*...........................................    (776,800)    (7,768)    (10,102,917)
                                                              ----------   --------    ------------
Balance, October 31, 2000...................................  16,899,913    168,999     235,826,495
Treasury shares purchased and retired (weighted average
 discount 6.20%)*...........................................     (55,400)      (554)       (776,327)
                                                              ----------   --------    ------------
Balance, April 30, 2001.....................................  16,844,513   $168,445    $235,050,168
                                                              ==========   ========    ============

---------------------

* The Trustees have voted to retire the shares purchased.

6. DIVIDENDS TO COMMON SHAREHOLDERS

On March 27, 2001, the Trust declared the following dividends from net investment income:

 AMOUNT         RECORD         PAYABLE
PER SHARE        DATE           DATE
---------    ------------   -------------

 $0.0775     May 4, 2001     May 18, 2001

 $0.0775     June 8, 2001    June 22, 2001

7. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

8. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At April 30, 2001, the Trust held positions in residual interest bonds having a total value of $22,493,000, which represents 6.4% of the Trust's net assets.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                 FOR THE SIX                       FOR THE YEAR ENDED OCTOBER 31*
                                                MONTHS ENDED        -------------------------------------------------------------
                                               APRIL 30, 2001*        2000          1999          1998       1997          1996
---------------------------------------------------------------------------------------------------------------------------------
                                                 (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period.........       $14.64          $  14.35      $  15.66      $  15.50   $  15.18      $  15.31
                                                    ------          --------      --------      --------   --------      --------
Income (loss) from investment operations:
 Net investment income.......................         0.58              1.18          1.16          1.19       1.20          1.21
 Net realized and unrealized gain (loss).....         0.11              0.23         (1.28)         0.15       0.34          0.06
                                                    ------          --------      --------      --------   --------      --------
Total income (loss) from investment
 operations..................................         0.69              1.41         (0.12)         1.34       1.54          1.27
                                                    ------          --------      --------      --------   --------      --------
Less dividends and distributions from:
 Net investment income.......................        (0.47)            (0.93)        (0.90)        (0.96)     (0.96)        (1.02)
 Common share equivalent of dividends paid to
   preferred shareholders....................        (0.12)            (0.25)        (0.20)        (0.21)     (0.22)        (0.22)
 Net realized gain...........................        (0.01)            --            (0.11)        (0.01)     (0.05)        (0.16)
                                                    ------          --------      --------      --------   --------      --------
Total dividends and distributions............        (0.60)            (1.18)        (1.21)        (1.18)     (1.23)        (1.40)
                                                    ------          --------      --------      --------   --------      --------

Anti-dilutive effect of acquiring treasury
 shares......................................        --                 0.06          0.02         --          0.01         --
                                                    ------          --------      --------      --------   --------      --------

Net asset value, end of period...............       $14.73          $  14.64      $  14.35      $  15.66   $  15.50      $  15.18
                                                    ======          ========      ========      ========   ========      ========

Market value, end of period..................       $14.54          $ 13.688      $  13.00      $  15.50   $ 15.313      $ 14.625
                                                    ======          ========      ========      ========   ========      ========
TOTAL RETURN+................................         9.81%(1)         12.84%       (10.12)%        7.71%     12.16%         8.44%
RATIOS TO AVERAGE NET ASSETS OF COMMON
SHAREHOLDERS:
Total expenses...............................         0.73%(2)(3)       0.75%         0.71%         0.71%(3)     0.71%       0.72%
Net investment income before preferred stock
 dividends...................................         7.90%(2)          8.18%         7.66%         7.65%      7.93%         8.02%
Preferred stock dividends....................         1.66%(2)          1.74%         1.34%         1.37%      1.44%         1.45%
Net investment income available to common
 shareholders................................         6.24%(2)          6.44%         6.32%         6.28%      6.49%         6.57%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......     $353,052          $352,389      $358,633      $387,612   $384,773      $380,488
Asset coverage on preferred shares at end of
 period......................................          336%              335%          341%          369%       366%          362%
Portfolio turnover rate......................            3%(1)            20%            8%            9%         5%            7%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                          SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.


MORGAN STANLEY
DEAN WITTER
QUALITY
MUNICIPAL INVESTMENT
TRUST


Semiannual Report
April 30, 2001